Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels` depreciation	$ 2,398	$ 1,248	$ 4,788	$ 2,443
Depreciation on office furniture and equipment	10	9	19	17
Depreciation of right of use asset	82	78	164	156
Total	$ 2,490	$ 1,335	$ 4,971	$ 2,616